SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	109,139,028	94,978,027
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	81,035,714	67,335,714
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,981,000	26,520,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3	2
Common Stock Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,122,311	1,122,311